OMB APPROVAL
OMB Number: 3235-0570 Expires: Nov. 30, 2005 Estimated average burden hours per response: 5.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Core Equity Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund, for the year ended September 30, 2003. These 3 series have a 9/30 fiscal year end.

Date of reporting period: September 30, 2003

Item 1 - Reports to Stockholders.

Evergreen Core Equity Fund

Evergreen Core Equity Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	INDEPENDENT AUDITORS' REPORT
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Core Equity Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team
Lead Manager

William Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1981

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/13/2003	6/13/2003	6/13/2003	11/24/1997	2/4/1998

Average annual return*

1 year with sales charge	10.54%	12.02%	14.89%	N/A	N/A

1 year w/o sales charge	17.28%	17.02%	17.04%	17.38%	17.04%

5 year	-2.96%	-2.15%	-2.04%	-1.79%	-2.05%

10 year	5.46%	6.06%	5.96%	6.09%	5.83%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Core Equity Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. Historical performance for Class I prior to 11/24/1997 is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 17.28% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Standard & Poor's 500 Index returned 24.40%.

Our investment in several utility companies early in the 12-month period was the principal factor in the underperformance for the year. Stocks such as Texas Utilities and AES Corp. were caught up in the downdraft in utility company stocks as regulatory pressures mounted. We have sold both stocks because of our concern about their debt and the operating environment for utilities.

We had a similar, but less dramatic, problem in our healthcare holdings. Tenet Healthcare and HCA, two hospital management companies, fell sharply in late 2002 because of investigations of Tenet's accounting practices.

These problems in our healthcare and utilities positions were partially offset by the positive effects of our decision to underweight consumer staples stocks, a defensive area which had risen to high valuations after outperforming the stock market during the three-year slump. As the economic outlook improved, investors took profits from their staples positions and invested in other, more cyclical sectors, including technology and consumer discretionary companies.

Our slight overweight position in information technology stocks was a major help, as technology stocks outperformed the overall market during the surge in stock prices. While this emphasis on technology was a positive, we tended to own higher-quality, more established industry leaders; companies such as Microsoft and Intel. These companies posted strong gains, but they still trailed many smaller-cap firms, which bounced back the most dramatically in the market rebound. In technology, our better-performing investments included semiconductor companies Altera Corp. and Texas Instruments.

Our strategy in telecommunications services also supported performance. We tended to underweight these companies, especially early in the period, because of our concerns about overcapacity in the industry. However, we added to our weighting in the final months of the year and participated in the recoveries of leading wireless companies, including Nextel Communications and AT&T Wireless.

On the negative side, some of selections in consumer discretionary stocks did not help. Among the disappointing investments were: Darden Restaurants, which operates casual dining chains including Red Lobster and Olive Garden; and Harrah's Entertainment, the gaming and hotel company, which was hurt early in 2003 by concerns regarding future leisure travel during the Iraq conflict as well as the possibility of higher tax liabilities as states moved to alleviate budget deficits.

To reduce volatility in performance, we have broadened out the portfolio by adjusting the industry allocations to be more in line with the overall market, as represented by the Standard & Poor's 500 Index, and by increasing the number of individual holdings, from about 110 stocks to about 150.

The fund performed well in absolute terms, despite trailing the benchmark Standard & Poor's 500 Index. After a difficult start, performance improved significantly during the second half of the fiscal year, both absolutely and relative to the Standard & Poor's 500 Index. However, this late recovery was not sufficient to overcome the effects of underperformance near the beginning of the period.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of September 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS A	September 30, 2003[1,2]
Net asset value, beginning of period	$53.54
Income from investment operations
Net investment income	0.05
Net realized and unrealized gains or losses on securities and futures contracts	0.86
Total from investment operations	0.91
Distributions to shareholders from
Net investment income	-0.12
Net asset value, end of period	$54.33
Total return[3]	1.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,611
Ratios to average net assets
Expenses[4]	1.12%[5]
Net investment income	0.33%[5]
Portfolio turnover rate	91%

[1]   For the period from June 13, 2003 (commencement of class operations), to September 30, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS B	September 30, 2003[1,2]
Net asset value, beginning of period	$53.54
Income from investment operations
Net investment loss	-0.06
Net realized and unrealized gains or losses on securities and futures contracts	0.85
Total from investment operations	0.79
Distributions to shareholders from
Net investment income	-0.03
Net asset value, end of period	$54.30
Total return[3]	1.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,490
Ratios to average net assets
Expenses[4]	1.82%[5]
Net investment loss	-0.37%[5]
Portfolio turnover rate	91%

[1]   For the period from June 13, 2003 (commencement of class operations), to September 30, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS C	September 30, 2003[1,2]
Net asset value, beginning of period	$53.54
Income from investment operations
Net investment loss	-0.06
Net realized and unrealized gains or losses on securities and futures contracts	0.86
Total from investment operations	0.80
Distributions to shareholders from
Net investment income	-0.03
Net asset value, end of period	$54.31
Total return[3]	1.49%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,259
Ratios to average net assets
Expenses[4]	1.82%[5]
Net investment loss	-0.37%[5]
Portfolio turnover rate	91%

[1]   For the period from June 13, 2003 (commencement of class operations), to September 30, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Year Ended September 30,			Year Ended June 30,
CLASS I	2003	2002	2001[1,2]	2001	2000	1999
Net asset value, beginning of period	$46.68	$60.15	$72.83	$89.37	$92.30	$92.59
Income from investment operations
Net investment income	0.39	0.41	0.10	0.37	0.41	0.72
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	7.69	-11.99	-12.70	-13.41	6.16	7.51
Total from investment operations	8.08	-11.58	-12.60	-13.04	6.57	8.23
Distributions to shareholders from
Net investment income	-0.44	-0.38	-0.08	-0.35	-0.40	-0.69
Net realized gains	0	-1.51	0	-3.15	-9.10	-7.83
Total distributions to shareholders	-0.44	-1.89	-0.08	-3.50	-9.50	-8.52
Net asset value, end of period	$54.32	$46.68	$60.15	$72.83	$89.37	$92.30
Total return	17.38%	-20.13%	-17.31%	-14.95%	7.71%	9.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,240,074	$1,453,388	$1,527,611	$1,878,367	$2,485,896	$1,913,483
Ratios to average net assets
Expenses[3]	0.78%	0.76%	0.74%[4]	0.70%	0.70%	0.67%
Net investment income	0.76%	0.70%	0.61%[4]	0.46%	0.47%	0.83%
Portfolio turnover rate	91%	105%	11%	45%	42%	55%

[1]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Year Ended September 30,			Year Ended June 30,
CLASS IS	2003	2002	2001[1,2]	2001	2000	1999
Net asset value, beginning of period	$43.24	$55.81	$67.59	$83.19	$86.54	$87.33
Income from investment operations
Net investment income	0.24	0.25	0.06	0.16	0.19	0.48
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	7.11	-11.10	-11.80	-12.47	5.75	7.02
Total from investment operations	7.35	-10.85	-11.74	-12.31	5.94	7.50
Distributions to shareholders from
Net investment income	-0.29	-0.21	-0.04	-0.14	-0.19	-0.46
Net realized gains	0	-1.51	0	-3.15	-9.10	-7.83
Total distributions to shareholders	-0.29	-1.72	-0.04	-3.29	-9.29	-8.29
Net asset value, end of period	$50.30	$43.24	$55.81	$67.59	$83.19	$86.54
Total return	17.04%	-20.32%	-17.38%	-15.17%	7.45%	9.53%
Ratios and supplemental data
Net assets, end of period (thousands)	$94,969	$96,621	$51,500	$56,758	$52,699	$30,240
Ratios to average net assets
Expenses[3]	1.03%	1.01%	0.99%[4]	0.96%	0.95%	0.92%
Net investment income	0.50%	0.50%	0.36%[4]	0.21%	0.21%	0.56%
Portfolio turnover rate	91%	105%	11%	45%	42%	55%

[1]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 11.4%
Auto Components 0.5%
Johnson Controls, Inc.	70,619	$ 6,680,557
Automobiles 0.3%
Harley-Davidson, Inc.	77,675	3,743,935
Hotels, Restaurants & Leisure 1.1%
International Game Technology, Inc.	286,509	8,065,228
Yum! Brands, Inc. *	242,403	7,179,977
15,245,205
Household Durables 0.8%
Black & Decker Corp.	143,676	5,826,062
Pulte Homes, Inc.	74,119	5,040,833
10,866,895
Internet & Catalog Retail 0.4%
InterActiveCorp *	176,201	5,823,443
Media 3.7%
AOL Time Warner, Inc. *	429,911	6,495,955
Comcast Corp., Class A *	557,270	17,208,498
Gannett Co., Inc.	43,241	3,353,772
McGraw-Hill Companies, Inc.	78,062	4,849,992
Omnicom Group, Inc.	89,205	6,409,379
Viacom, Inc., Class B *	283,185	10,845,985
Walt Disney Co.	45,274	913,177
50,076,758
Multi-line Retail 0.5%
Dollar General Corp.	175,801	3,516,020
Federated Department Stores, Inc.	66,382	2,781,406
6,297,426
Specialty Retail 3.8%
Best Buy Co., Inc. *	196,648	9,344,713
Gap, Inc.	254,230	4,352,418
Lowe's Companies, Inc.	326,136	16,926,459
Michaels Stores, Inc. (p)	52,741	2,149,723
RadioShack Corp.	130,783	3,715,545
Ross Stores, Inc.	60,551	2,807,144
Staples, Inc. *	506,527	12,030,016
51,326,018
Textiles, Apparel & Luxury Goods 0.3%
Liz Claiborne, Inc.	94,984	3,234,205
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.0%
Beverages 2.6%
Anheuser-Busch Companies, Inc.	56,311	$ 2,778,385
Coca-Cola Co.	343,154	14,741,896
Coca-Cola Enterprises, Inc.	333,130	6,349,458
PepsiCo, Inc.	252,697	11,581,103
35,450,842
Food & Staples Retailing 4.0%
Albertsons, Inc.	245,925	5,058,677
Costco Wholesale Corp. *	156,255	4,856,405
CVS Corp.	363,200	11,280,992
Wal-Mart Stores, Inc.	571,437	31,914,757
53,110,831
Food Products 1.0%
Archer-Daniels Midland Co.	475,706	6,236,506
Dean Foods Co. *	221,683	6,878,823
13,115,329
Household Products 2.2%
Colgate-Palmolive Co.	140,049	7,827,339
Procter & Gamble Co.	238,133	22,103,505
29,930,844
Tobacco 1.2%
Altria Group, Inc.	366,015	16,031,457
ENERGY 5.8%
Oil & Gas 5.8%
Apache Corp.	195,348	13,545,430
ChevronTexaco Corp.	86,401	6,173,351
ConocoPhillips	186,648	10,218,978
Devon Energy Corp.	72,505	3,494,016
Exxon Mobil Corp.	761,200	27,859,920
Kerr-McGee Corp.	94,729	4,228,703
Marathon Oil Corp.	111,463	3,176,696
Occidental Petroleum Corp.	217,376	7,658,156
Pogo Producing Co.	45,211	2,047,154
78,402,404
FINANCIALS 20.9%
Capital Markets 3.6%
Bear Stearns Companies, Inc.	41,561	3,108,763
J.P. Morgan Chase & Co.	379,625	13,032,526
Lehman Brothers Holdings, Inc.	77,553	5,357,361
Merrill Lynch & Co., Inc.	382,347	20,467,035
Morgan Stanley	134,442	6,783,943
48,749,628
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 4.5%
Bank of America Corp.	271,955	$ 21,223,368
Charter One Financial, Inc.	325,118	9,948,611
FleetBoston Financial Corp.	103,042	3,106,716
National City Corp.	318,412	9,380,418
U.S. Bancorp	425,349	10,204,123
Wells Fargo & Co.	142,613	7,344,569
61,207,805
Consumer Finance 0.4%
Capital One Financial Corp. (p)	86,643	4,942,117
Diversified Financial Services 3.2%
CIT Group, Inc. *	44,331	1,274,960
Citigroup, Inc.	912,226	41,515,405
42,790,365
Insurance 4.1%
Ace, Ltd.	142,731	4,721,541
Allstate Corp.	205,406	7,503,481
American International Group, Inc.	343,368	19,812,334
Fidelity National Financial, Inc.	86,931	2,613,146
MetLife, Inc.	254,662	7,143,269
Travelers Property Casualty Corp., Class B	822,508	13,061,427
54,855,198
Real Estate 0.4%
Equity Office Properties Trust REIT	188,071	5,177,595
Thrifts & Mortgage Finance 4.7%
Countrywide Financial Corp.	128,866	10,087,631
Fannie Mae	129,584	9,096,797
Freddie Mac	154,354	8,080,432
Golden West Financial Corp.	124,180	11,115,352
MGIC Investment Corp. (p)	40,004	2,083,008
Sovereign Bancorp, Inc.	545,962	10,127,595
Washington Mutual, Inc.	335,512	13,209,107
63,799,922
HEALTH CARE 13.7%
Biotechnology 1.6%
Amgen, Inc. *	303,476	19,595,445
Biogen, Inc. *	63,559	2,429,861
22,025,306
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.2%
Becton Dickinson & Co.	131,112	$ 4,735,766
DENTSPLY International, Inc.	42,441	1,903,054
Guidant Corp.	142,686	6,684,839
Zimmer Holdings, Inc. *	61,122	3,367,822
16,691,481
Health Care Providers & Services 2.4%
Aetna, Inc.	70,588	4,307,986
AmerisourceBergen Corp.	100,770	5,446,618
Anthem, Inc. *	129,776	9,256,922
McKesson Corp.	209,174	6,963,402
Medco Health Solutions, Inc.	11,479	297,660
Wellpoint Health Networks, Inc., Class A *	73,559	5,669,928
31,942,516
Pharmaceuticals 8.5%
Abbott Laboratories, Inc.	63,813	2,715,243
Bristol-Myers Squibb Co.	180,947	4,643,100
Forest Laboratories, Inc. *	28,274	1,454,697
Johnson & Johnson Co.	471,716	23,359,377
King Pharmaceuticals, Inc. *	209,327	3,171,304
Merck & Co., Inc.	383,979	19,437,017
Pfizer, Inc.	976,600	29,669,108
Watson Pharmaceuticals, Inc. *	273,532	11,403,549
Wyeth	388,138	17,893,162
113,746,557
INDUSTRIALS 9.8%
Aerospace & Defense 1.7%
L-3 Communications Holdings, Inc. (p)	106,270	4,596,178
Lockheed Martin Corp.	152,257	7,026,661
United Technologies Corp.	141,405	10,927,778
22,550,617
Air Freight & Logistics 1.1%
FedEx Corp.	163,227	10,516,716
Ryder System, Inc.	139,045	4,076,799
14,593,515
Building Products 1.2%
American Standard Companies, Inc. *	132,460	11,159,755
Masco Corp.	197,405	4,832,475
15,992,230
Commercial Services & Supplies 0.3%
Career Education Corp. *	69,964	3,169,369
Cendant Corp. *	28,752	537,375
3,706,744
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc. *	28,703	$ 1,294,505
Industrial Conglomerates 3.0%
3M Co.	29,628	2,046,406
General Electric Co.	1,213,430	36,172,348
Tyco International, Ltd.	140,321	2,866,758
41,085,512
Machinery 2.0%
Caterpillar, Inc.	19,539	1,345,065
Illinois Tool Works, Inc.	202,686	13,429,974
Paccar, Inc.	59,526	4,445,997
SPX Corp. *	160,218	7,254,671
26,475,707
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	200,846	5,798,424
INFORMATION TECHNOLOGY 17.7%
Communications Equipment 3.5%
Andrew Corp. *(p)	152,822	1,878,182
Cisco Systems, Inc. *	1,299,955	25,401,121
Nokia Corp., ADR	566,184	8,832,470
QLogic Corp. *(p)	23,104	1,086,119
QUALCOMM, Inc.	153,174	6,378,165
Scientific-Atlanta, Inc.	116,763	3,637,168
47,213,225
Computers & Peripherals 3.7%
Dell, Inc. *	418,189	13,963,331
EMC Corp. *	437,034	5,519,739
Hewlett-Packard Co.	522,719	10,119,840
International Business Machines Corp.	223,581	19,748,910
49,351,820
Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc. *	53,366	1,390,184
Internet Software & Services 0.0%
Yahoo!, Inc. *	21,709	768,064
IT Services 1.2%
Affiliated Computer Services, Inc., Class A (p)	71,205	3,466,972
First Data Corp.	314,675	12,574,413
16,041,385
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.9%
Altera Corp. *	496,894	$ 9,391,297
Applied Materials, Inc. *	17,304	313,895
Intel Corp.	970,752	26,705,387
National Semiconductor Corp. *	13,007	419,996
Texas Instruments, Inc.	676,160	15,416,448
52,247,023
Software 5.3%
Citrix Systems, Inc. *	73,818	1,629,901
Computer Associates International, Inc.	32,851	857,740
Electronic Arts, Inc. *	55,668	5,134,260
Microsoft Corp.	1,633,370	45,391,352
Oracle Corp. *	1,291,656	14,492,380
Symantec Corp.*(p)	54,185	3,414,739
Veritas Software Corp. *	26,665	837,281
71,757,653
MATERIALS 3.2%
Chemicals 1.8%
Ecolab, Inc.	44,348	1,119,787
Monsanto Co.	191,780	4,591,213
PPG Industries, Inc.	254,766	13,303,881
Praxair, Inc.	80,897	5,011,569
24,026,450
Containers & Packaging 0.3%
Ball Corp.	88,349	4,770,846
Metals & Mining 0.8%
Alcoa, Inc.	119,615	3,129,128
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	215,969	7,148,574
10,277,702
Paper & Forest Products 0.3%
Georgia-Pacific Corp.	199,037	4,824,657
TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 2.4%
AT&T Corp.	389,981	8,404,091
BellSouth Corp.	207,649	4,917,128
SBC Communications, Inc.	321,055	7,143,474
Verizon Communications, Inc.	358,903	11,642,813
32,107,506
Wireless Telecommunications Services 1.4%
AT&T Wireless Services, Inc. *	1,143,066	9,350,280
Nextel Communications, Inc., Class A *	469,582	9,246,069
18,596,349
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
UTILITIES 2.4%
Electric Utilities 1.6%
Cinergy Corp.	141,671	$ 5,199,326
Dominion Resources, Inc.	45,511	2,817,131
Entergy Corp.	143,480	7,769,442
Public Service Enterprise Group, Inc.	124,359	5,223,078
21,008,977
Gas Utilities 0.8%
NiSource, Inc.	210,985	4,215,480
Sempra Energy	225,344	6,616,100
10,831,580
Total Common Stocks		1,341,975,314
SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Money Market Fund (o)	4,634,717	4,634,717
Navigator Prime Portfolio (pp)	28,811,597	28,811,597
Total Short-Term Investments		33,446,314
Total Investments (cost $1,086,443,160) 102.2%		1,375,421,628
Other Assets and Liabilities (2.2%)		(30,017,670)
Net Assets 100.0%		$ 1,345,403,958

*	Non-income producing security
(p)	All or a portion of this security is on loan
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 1,086,443,160
Net unrealized gains on securities	288,978,468

Market value of securities	1,375,421,628
Receivable for Fund shares sold	99,042
Dividends receivable	1,533,515
Receivable for securities lending income	2,618
Prepaid expenses and other assets	164,082

Total assets	1,377,220,885

Liabilities
Dividends payable	532,093
Payable for Fund shares redeemed	2,325,612
Payable for securities on loan	28,811,597
Advisory fee payable	23,157
Distribution Plan expenses payable	895
Due to other related parties	3,735
Accrued expenses and other liabilities	119,838

Total liabilities	31,816,927

Net assets	$ 1,345,403,958

Net assets represented by
Paid-in capital	$ 1,386,462,016
Overdistributed net investment income	(271,018)
Accumulated net realized losses on securities, futures contracts and foreign currency
related transactions	(329,765,508)
Net unrealized gains on securities	288,978,468

Total net assets	$ 1,345,403,958

Net assets consists of
Class A	2,611,471
Class B	5,490,328
Class C	2,259,478
Class I	1,240,073,637
Class IS	94,969,044

Total net assets	$ 1,345,403,958

Shares outstanding
Class A	48,071
Class B	101,103
Class C	41,607
Class I	22,828,946
Class IS	1,888,237

Net asset value per share
Class A	$ 54.33
Class A -- Offering price (based on sales charge of 5.75%)	$ 57.64
Class B	$ 54.30
Class C	$ 54.31
Class C -- Offering price (based on sales charge of 1.00%)	$ 54.86
Class I	$ 54.32
Class IS	$ 50.30

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $28,559)	$ 23,295,740

Expenses
Advisory fee	9,415,643
Distribution Plan expenses
Class A	2,341
Class B	16,327
Class C	6,953
Class IS	237,043
Administrative services fee	1,518,652
Transfer agent fees	452,969
Trustees' fees and expenses	91,068
Printing and postage expenses	80,152
Custodian fees	365,738
Registration and filing fees	262,736
Professional fees	32,539
Interest expense	76
Other	71,107

Total expenses	12,553,344
Less: Expense reductions	(4,249)
Fee waivers	(462,828)

Net expenses	12,086,267

Net investment income	11,209,473

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	22,695,091
Futures contracts	(5,599,180)

Net realized gains on securities and futures contracts	17,095,911
Net change in unrealized gains or losses on securities	213,030,066

Net realized and unrealized gains or losses on securities and futures contracts	230,125,977

Net increase in net assets resulting from operations	$ 241,335,450

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003(a)		2002

Operations
Net investment income		$ 11,209,473		$ 11,731,339
Net realized gains or losses on securities, futures contracts and foreign currency related transactions		17,095,911		(269,262,616)
Net change in unrealized gains or losses on securities, futures contracts and foreign currency related transactions		213,030,066		(125,902,238)

Net increase (decrease) in net assets resulting from operations		241,335,450		(383,433,515)

Distributions to shareholders from
Net investment income
Class A		(5,785)		0
Class B		(2,690)		0
Class C		(1,120)		0
Class I		(12,094,007)		(10,378,213)
Class IS		(577,043)		(284,551)
Net realized gains
Class I		0		(37,332,736)
Class IS		0		(1,316,656)

Total distributions to shareholders		(12,680,645)		(49,312,156)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,531	82,635	0	0
Class B	2,735	147,726	0	0
Class C	1,304	70,489	0	0
Class I	4,948,939	248,238,211	3,946,120	227,986,583
Class IS	493,145	23,205,859	521,269	28,170,564

		271,744,920		256,157,147

Net asset value of shares issued in reinvestment of distributions
Class A	96	5,205	0	0
Class B	42	2,283	0	0
Class C	18	966	0	0
Class I	7,017	355,695	563,887	37,630,737
Class IS	10,478	493,236	19,379	1,150,700

		857,385		38,781,437

Automatic conversion of Class B shares to Class A shares
Class A	2	99	0	0
Class B	(2)	(99)	0	0

		0		0

Payment for shares redeemed
Class A	(3,733)	(203,793)	0	0
Class B	(6,450)	(350,771)	0	0
Class C	(5,472)	(298,902)	0	0
Class I	(13,262,310)	(676,061,035)	(7,638,473)	(441,611,626)
Class IS	(849,737)	(39,720,895)	(854,539)	(46,167,893)

		(716,635,396)		(487,779,519)

Net asset value of shares issued in acquisitions
Class A	50,175	2,686,167	0	0
Class B	104,778	5,609,391	0	0
Class C	45,757	2,449,673	0	0
Class I	508	27,198	8,864,567	509,883,605
Class IS	0	0	1,625,481	86,602,412

		10,772,429		596,486,017

(a) For Classes A, B and C, for the period from June 13, 2003 (commencement of class operations) to September 30, 2003.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended September 30,
	2003	2002

Capital share transactions (continued)
Net increase (decrease) in net assets resulting from capital share transactions	$ (433,260,662)	$ 403,645,082

Total decrease in net assets	(204,605,857)	(29,100,589)
Net assets
Beginning of period	1,550,009,815	1,579,110,404

End of period	$ 1,345,403,958	$ 1,550,009,815

Undistributed (overdistributed) net investment income	$ (271,018)	$ 1,237,430

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Core Equity Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from

NOTES TO FINANCIAL STATEMENTS continued

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income

NOTES TO FINANCIAL STATEMENTS continued

tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.62% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2003, EIMC waived its fee in the amount of $462,828 which represents 0.03% of the Fund's average daily net assets. Total amounts subject to recoupment as of September 30, 2003 were $332,438.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $776,443 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net

NOTES TO FINANCIAL STATEMENTS continued

assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. ACQUISITIONS

Effective on the close of business on June 13, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Tax Strategic Equity Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $848,856. The aggregate net assets of the Fund and Evergreen Tax Strategic Equity Fund immediately prior to the acquisition were $1,530,982,444 and $10,772,429, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,541,754,873.

Effective on the close of business on July 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Equity Fund, Wachovia Growth & Income Fund and Wachovia Personal Equity Fund in exchange for Class I and Class IS shares of the Fund. These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, number of shares issued and unrealized appreciation acquired were as follows:

		Number of
	Value of Net	Shares		Unrealized
Acquired Fund	Assets Acquired	Issued		Appreciation

Wachovia Equity		2,912,485	Class I
Fund	$ 214,441,729	880,632	Class IS	$ 5,631,790
Wachovia Growth		1,900,654	Class I
& Income Fund	148,350,537	732,518	Class IS	21,073,230
Wachovia Personal		4,051,428	Class I
Equity Fund	233,693,751	12,331	Class IS	35,028,351

The aggregate net assets of the Fund immediately after these acquisitions were $2,030,249,228.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,339,165,565 and $1,786,828,733, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $27,978,984 and $28,811,597, respectively. During the year ended September 30, 2003, the Fund earned $71,255 in income from securities lending which is included in dividend income on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS continued

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,090,969,807. The gross unrealized appreciation and depreciation on securities based on tax cost was $301,315,467 and $16,863,646, respectively, with a net unrealized appreciation of $284,451,821.

As of September 30, 2003, the Fund had $325,238,861 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010	2011

$547,361	$289,970	$47,849,772	$27,180,682	$4,120,215	$245,250,861

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$271,018	$284,451,821	$325,238,861

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended September 30,
	2003	2002

Ordinary Income	$ 12,680,645	$ 10,664,605
Long-term Capital Gain	0	38,647,551

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral

NOTES TO FINANCIAL STATEMENTS continued

accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended September 30, 2003, the Fund had average borrowings outstanding of $4,782 on an annualized basis at a rate of 1.58% and paid interest of $76.

12. SUBSEQUENT DISTRIBUTIONS

On October 31, 2003, the Fund declared distributions from net investment income to shareholder of record on October 30, 2003. The per share amounts payable on October 31, 2003 are as follows:

Net Investment Income

Class A	$ 0.0247
Class I	0.0391
Class IS	0.0252

These distributions are not reflected in the accompanying financial statements

13. REORGANIZATION

At a meeting of the Board of Trustees held on September 17, 2003, the Trustees of the Fund approved a plan of Reorganization (the "Plan"). Under the Plan, Evergreen Stock Selector Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the identified liabilities of the Fund in exchange for shares of Evergreen Stock Selector Fund.

A special meeting of shareholders of the Fund will be held on December 1, 2003, to consider and vote on the Plan. On or about October 24, 2003, materials for this meeting were mailed to shareholders of record on September 30, 2003.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Core Equity Fund, a series of Evergreen Select Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Core Equity Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended September 30, 2003 qualified for the dividends received deduction.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended September 30, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003.

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563833 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Select Strategic Growth Fund

Evergreen Select Strategic Growth Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	INDEPENDENT AUDITORS' REPORT
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Select Strategic Growth Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

W. Shannon Reid, CFA
Large Cap Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998

Average annual return *

1 year with sales charge	10.89%	11.72%	14.61%	N/A	N/A

1 year w/o sales charge	17.65%	16.72%	16.77%	17.93%	17.68%

5 year	1.60%	2.22%	2.26%	2.95%	2.69%

Since portfolio inception	10.80%	11.33%	11.20%	11.63%	11.34%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Select Strategic Growth Fund Class A shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. Historical performance for Class I prior to 11/24/1997 is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 17.65% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell 1000 Growth Index returned 25.92%.

During a period of generally rising stock prices, the fund's performance for the final nine months of the fiscal year was consistent with that of the benchmark Russell 1000 Growth Index. However, the fund trailed the benchmark for the full 12 months, primarily because of our conservative positioning at the start of the period, the final quarter of 2002. Our investment strategy relies most on our bottom-up analysis of corporations, looking at fundamentals and the ability of companies to meet earnings expectations. We tend to invest in companies that have demonstrated their ability to accelerate earnings. At the start of the period, this resulted in a portfolio emphasizing companies with more predictable earnings. We underweighted higher-risk areas, including technology, where company earnings had been the most unpredictable and disappointing. Some of the best-performing stocks in this quarter were companies that did not even have earnings.

At the start of the fiscal year, we did not see anything in the economy to justify moving to a more aggressive portfolio. However, it was in this period when company fundamentals stopped deteriorating and investors perceived earning shortfalls were behind us. Stocks leapt ahead, with the most volatile sectors, including technology, showing the greatest gains. While we increased our exposure to more aggressive stocks later in this period, our change was not early enough to catch the initial surge in stock prices.

We outperformed the benchmark in the second fiscal quarter -- the first calendar quarter of 2003. While the market fell back because of growing uncertainty about international tensions, especially the approaching war in Iraq, we were able to post positive results, thanks to good security selection during a time when selected companies began to exceed their predicted earnings.

In the third fiscal quarter, following the quick victory in the major combat operations in Iraq and the release of increasingly upbeat corporate earnings reports, investors grew more confident that the economy was starting to rebound. Stocks rose sharply. Fund performance also was strong, although it slightly trailed the benchmark Russell 1000 Growth Index. The main factor was that we had underweighted several large companies whose stock prices surged. For example, we were concerned about the fundamentals of both Home Depot and Altria (formerly Philip Morris) and did not own either stock. Both stocks posted healthy gains for the quarter -- Altria's because of a favorable court ruling in a tobacco case rather than because of any change in its fundamentals.

In the final quarter of the fiscal year, fund performance also slightly trailed that of the benchmark, primarily because of poor performance by a limited number of holdings. For example, McData, a leader in storage area network switching, fell because of fears of new competition from Cisco Systems, while Western Digital, which manufactures hard disc drives for computers, declined because of fears that a new acquisition would dilute its earnings.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30, 2001[3]
CLASS A	2003[1]	2002[1]	2001[2]
Net asset value, beginning of period	$18.86	$22.88	$28.32	$29.11
Income from investment operations
Net investment income (loss)	-0.02	0.04	0.02	0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.35	-4.02	-5.44	-0.79
Total from investment operations	3.33	-3.98	-5.42	-0.78
Distributions to shareholders from
Net investment income	-0.03	-0.04	-0.02	-0.01
Net asset value, end of period	$22.16	$18.86	$22.88	$28.32
Total return[4]	17.65%	-17.40%	-19.15%	-2.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$7,031	$626	$21	$14
Ratios to average net assets
Expenses[5]	1.06%	1.01%	1.01%[6]	1.14%[6]
Net investment income (loss)	-0.11%	0.20%	0.12%[6]	0.14%[6]
Portfolio turnover rate	206%	171%	38%	207%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30, 2001[3]
CLASS B	2003[1]	2002[1]	2001[2]
Net asset value, beginning of period	$18.72	$22.83	$28.30	$29.11
Income from investment operations
Net investment loss	-0.16	-0.15	-0.02	-0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.29	-3.94	-5.45	-0.80
Total from investment operations	3.13	-4.09	-5.47	-0.81
Distributions to shareholders from
Net investment income	-0.01	-0.02	0	0
Net asset value, end of period	$21.84	$18.72	$22.83	$28.30
Total return[4]	16.72%	-17.93%	-19.32%	-2.78%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,795	$474	$56	$31
Ratios to average net assets
Expenses[5]	1.76%	1.76%	1.72%[6]	1.80%[6]
Net investment loss	-0.80%	-0.68%	-0.49%[6]	-0.31%[6]
Portfolio turnover rate	206%	171%	38%	207%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30, 2001[3]
CLASS C	2003[1]	2002[1]	2001[2]
Net asset value, beginning of period	$18.72	$22.84	$28.31	$29.11
Income from investment operations
Net investment loss	-0.17	-0.15	-0.01	-0.02
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.31	-3.95	-5.46	-0.78
Total from investment operations	3.14	-4.10	-5.47	-0.80
Distributions to shareholders from
Net investment income	-0.01	-0.02	0	0
Net asset value, end of period	$21.85	$18.72	$22.84	$28.31
Total return[4]	16.77%	-17.97%	-19.32%	-2.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,916	$242	$45	$31
Ratios to average net assets
Expenses[5]	1.77%	1.76%	1.73%[6]	1.93%[6]
Net investment loss	-0.80%	-0.67%	-0.53%[6]	-0.84%[6]
Portfolio turnover rate	206%	171%	38%	207%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30,
CLASS I	2003[1]	2002[1]	2001[2]	2001	2000	1999[1]
Net asset value, beginning of period	$18.91	$22.89	$28.32	$52.48	$41.94	$38.41
Income from investment operations
Net investment income	0.04	0.07	0.03	0.15	0.04	0.08
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.35	-3.99	-5.43	-12.92	18.58	6.80
Total from investment operations	3.39	-3.92	-5.40	-12.77	18.62	6.88
Distributions to shareholders from
Net investment income	-0.04	-0.06	-0.03	-0.15	-0.03	-0.09
Net realized gains	0	0	0	-11.24	-8.05	-3.26
Total distributions to shareholders	-0.04	-0.06	-0.03	-11.39	-8.08	-3.35
Net asset value, end of period	$22.26	$18.91	$22.89	$28.32	$52.48	$41.94
Total return	17.93%	-17.16%	-19.08%	-30.19%	52.26%	19.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,273,672	$845,179	$625,442	$713,743	$817,618	$481,119
Ratios to average net assets
Expenses[3]	0.76%	0.76%	0.73%[4]	0.73%	0.72%	0.72%
Net investment income	0.21%	0.31%	0.41%[4]	0.38%	0.80%	0.24%
Portfolio turnover rate	206%	171%	38%	207%	152%	155%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30,
CLASS IS	2003[1]	2002[1]	2001[2]	2001	2000	1999[1]
Net asset value, beginning of period	$18.72	$22.71	$28.10	$52.21	$41.83	$38.36
Income from investment operations
Net investment income (loss)	-0.01	0.01	0.01	0.09	-0.05	0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.32	-3.96	-5.38	-12.89	18.48	6.73
Total from investment operations	3.31	-3.95	-5.37	-12.80	18.43	6.77
Distributions to shareholders from
Net investment income	-0.03	-0.04	-0.02	-0.07	0	-0.04
Net realized gains	0	0	0	-11.24	-8.05	-3.26
Total distributions to shareholders	-0.03	-0.04	-0.02	-11.31	-8.05	-3.30
Net asset value, end of period	$22.00	$18.72	$22.71	$28.10	$52.21	$41.83
Total return	17.68%	-17.40%	-19.13%	-30.39%	51.87%	18.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,924	$14,142	$15,082	$19,508	$23,719	$12,650
Ratios to average net assets
Expenses[3]	1.01%	1.01%	0.98%[4]	0.98%	0.97%	0.97%
Net investment income (loss)	-0.04%	0.04%	0.15%[4]	0.14%	-0.17%	-0.03%
Portfolio turnover rate	206%	171%	38%	207%	152%	155%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.5%
Johnson Controls, Inc.	67,450	$ 6,380,770
Hotels, Restaurants & Leisure 1.1%
International Game Technology, Inc.	508,905	14,325,676
Household Durables 0.6%
Harman International Industries, Inc.	86,025	8,460,559
Internet & Catalog Retail 1.8%
Amazon.com, Inc. *	140,525	6,795,789
eBay, Inc. *	303,800	16,256,338
23,052,127
Media 0.6%
Comcast Corp., Class A *	237,300	7,327,824
Multi-line Retail 0.9%
Dollar General Corp. (p)	602,700	12,054,000
Specialty Retail 5.1%
Best Buy Co., Inc. *	374,325	17,787,924
Home Depot, Inc.	334,775	10,662,584
Lowe's Companies, Inc.	231,985	12,040,021
Michaels Stores, Inc.	216,585	8,828,004
Staples, Inc. *	706,725	16,784,719
66,103,252
Textiles, Apparel & Luxury Goods 1.1%
Columbia Sportswear Co. *(p)	277,811	14,654,530
CONSUMER STAPLES 9.7%
Food & Staples Retailing 3.5%
Wal-Mart Stores, Inc.	814,355	45,481,727
Food Products 0.9%
Hershey Foods Corp.	166,000	12,064,880
Household Products 3.9%
Colgate-Palmolive Co.	316,500	17,689,185
Procter & Gamble Co.	355,725	33,018,395
50,707,580
Personal Products 1.4%
Gillette Co.	552,185	17,658,876
ENERGY 1.1%
Oil & Gas 1.1%
Apache Corp.	199,675	13,845,464
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS 8.3%
Capital Markets 2.3%
Goldman Sachs Group, Inc.	91,475	$ 7,674,753
Legg Mason, Inc.	186,400	13,458,080
Merrill Lynch & Co., Inc.	176,725	9,460,089
30,592,922
Commercial Banks 1.5%
Bank of America Corp.	81,725	6,377,819
Bank One Corp.	162,650	6,286,423
Wells Fargo & Co.	128,325	6,608,737
19,272,979
Consumer Finance 2.4%
American Express Co.	423,500	19,082,910
Capital One Financial Corp.	207,275	11,822,966
30,905,876
Diversified Financial Services 0.7%
Brentwood Associates VI (h)	1,000,000	118,820
Citigroup, Inc.	190,200	8,656,002
8,774,822
Insurance 1.4%
American International Group, Inc.	324,300	18,712,110
Real Estate 0.0%
Franklin Capital Associates LP (h)	500,000	25,437
HEALTH CARE 25.1%
Biotechnology 2.9%
Amgen, Inc. *	577,550	37,292,403
Health Care Equipment & Supplies 2.9%
Becton Dickinson & Co.	216,600	7,823,592
Boston Scientific Corp. *	177,025	11,294,195
C.R. Bard, Inc.	137,250	9,744,750
Varian Medical Systems, Inc. *	153,025	8,795,877
37,658,414
Health Care Providers & Services 5.9%
AdvancePCS *(p)	339,250	15,459,622
Anthem, Inc. *	171,150	12,208,130
Caremark Rx, Inc. *(p)	461,475	10,429,335
UnitedHealth Group, Inc.	463,275	23,311,998
Wellpoint Health Networks, Inc., Class A *	208,700	16,086,596
77,495,681
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 13.4%
Abbott Laboratories, Inc.	574,100	$ 24,427,955
Bristol-Myers Squibb Co.	251,725	6,459,264
Johnson & Johnson Co.	769,300	38,095,736
Merck & Co., Inc.	325,625	16,483,137
Pfizer, Inc.	2,024,378	61,500,604
Pharmaceutical Resources, Inc. *	194,100	13,241,502
Wyeth	294,650	13,583,365
173,791,563
INDUSTRIALS 9.6%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	293,000	13,521,950
Commercial Services & Supplies 1.2%
Apollo Group, Inc., Class A *	235,312	15,537,652
Industrial Conglomerates 7.4%
3M Co.	290,150	20,040,660
General Electric Co.	2,536,885	75,624,542
95,665,202
INFORMATION TECHNOLOGY 28.2%
Communications Equipment 5.7%
Cisco Systems, Inc. *	2,283,185	44,613,435
Comverse Technology, Inc. *	758,200	11,342,672
QUALCOMM, Inc.	420,225	17,498,169
73,454,276
Computers & Peripherals 4.5%
Dell, Inc. *	366,425	12,234,931
EMC Corp. *	1,594,330	20,136,388
International Business Machines Corp.	297,000	26,234,010
58,605,329
Electronic Equipment & Instruments 0.9%
Flextronics International, Ltd. *	839,250	11,900,565
Semiconductors & Semiconductor Equipment 8.6%
Altera Corp. *	431,150	8,148,735
Applied Materials, Inc. *	944,500	17,133,230
Intel Corp.	2,326,325	63,997,201
Novellus Systems, Inc. *	353,275	11,923,031
Texas Instruments, Inc.	450,233	10,265,312
111,467,509
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 8.5%
Electronic Arts, Inc. *	224,666	$ 20,720,945
Microsoft Corp.	2,604,810	72,387,670
Veritas Software Corp. *	572,025	17,961,585
111,070,200
MATERIALS 2.2%
Chemicals 1.0%
Dow Chemical Co.	379,600	12,352,184
Metals & Mining 1.2%
Phelps Dodge Corp. *	345,178	16,154,330
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunications Services 0.9%
Nextel Communications, Inc., Class A *	563,475	11,094,823
Total Common Stocks		1,257,463,492
SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund (o)	29,383,211	29,383,211
Navigator Prime Portfolio (pp)	29,872,199	29,872,199
Total Short-Term Investments		59,255,410
Total Investments (cost $1,226,162,568) 101.3%		1,316,718,902
Other Assets and Liabilities (1.3%)		(17,379,331)
Net Assets 100.0%		$ 1,299,339,571

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 1,226,162,568
Net unrealized gains on securities	90,556,334

Market value of securities	1,316,718,902
Receivable for securities sold	17,724,429
Receivable for Fund shares sold	6,024,401
Dividends receivable	935,205
Receivable for securities lending income	1,692
Prepaid expenses and other assets	132,836

Total assets	1,341,537,465

Liabilities
Distributions payable	1,059,458
Payable for securities purchased	9,957,951
Payable for Fund shares redeemed	1,167,714
Payable for securities on loan	29,872,199
Advisory fee payable	22,286
Distribution Plan expenses payable	265
Due to other related parties	3,594
Accrued expenses and other liabilities	114,427

Total liabilities	42,197,894

Net assets	$ 1,299,339,571

Net assets represented by
Paid-in capital	$ 1,741,722,609
Overdistributed net investment income	(1,065)
Accumulated net realized losses on securities and foreign currency related transactions	(532,938,307)
Net unrealized gains on securities	90,556,334

Total net assets	$ 1,299,339,571

Net assets consists of
Class A	$ 7,031,054
Class B	1,795,473
Class C	1,916,395
Class I	1,273,672,250
Class IS	14,924,399

Total net assets	$ 1,299,339,571

Shares outstanding
Class A	317,305
Class B	82,208
Class C	87,694
Class I	57,220,522
Class IS	678,380

Net asset value per share
Class A	$ 22.16
Class A -- Offering price (based on sales charge of 5.75%)	$ 23.51
Class B	$ 21.84
Class C	$ 21.85
Class C -- Offering price (based on sales charge of 1.00%)	$ 22.07
Class I	$ 22.26
Class IS	$ 22.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign witholding taxes of $14,289)	$ 9,978,339

Expenses
Advisory fee	6,390,362
Distribution Plan expenses
Class A	9,468
Class B	10,895
Class C	10,082
Class IS	34,582
Administrative services fee	1,030,704
Transfer agent fees	98,298
Trustees' fees and expenses	10,684
Printing and postage expenses	36,838
Custodian fees	235,561
Registration and filing fees	50,338
Professional fees	27,111
Other	30,719

Total expenses	7,975,642
Less: Expense reductions	(2,806)
Fee waivers and expense reimbursements	(91,117)

Net expenses	7,881,719

Net investment income	2,096,620

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(16,415,571)
Net change in unrealized gains or losses on securities	182,901,089

Net realized and unrealized gains or losses on securities	166,485,518

Net increase in net assets resulting from operations	$ 168,582,138

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment income		$ 2,096,620		$ 2,383,647
Net realized losses on securities and foreign currency related transactions		(16,415,571)		(145,079,049)
Net change in unrealized gains or losses on securities		182,901,089		(29,121,599)

Net increase (decrease) in net assets resulting from operations		168,582,138		(171,817,001)

Distributions to shareholders from
Net investment income
Class A		(7,500)		(957)
Class B		(810)		(391)
Class C		(894)		(204)
Class I		(2,050,429)		(2,219,989)
Class IS		(19,936)		(30,751)

Total distributions to shareholders		(2,079,569)		(2,252,292)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	420,748	9,084,598	41,196	939,219
Class B	65,019	1,323,449	26,383	629,620
Class C	86,780	1,798,895	12,468	288,229
Class I	27,428,471	567,204,914	13,573,125	308,690,618
Class IS	250,423	5,202,257	435,606	9,918,969

		584,614,113		320,466,655

Net asset value of shares issued in reinvestment of distributions
Class A	297	6,563	19	370
Class B	33	717	18	334
Class C	36	793	8	149
Class I	33,990	726,439	40,292	845,245
Class IS	613	13,037	1,001	20,521

		747,549		866,619

Automatic conversion of Class B shares to Class A shares
Class A	29	578	86	1,919
Class B	(29)	(578)	(87)	(1,919)

		0		0

Payment for shares redeemed
Class A	(136,953)	(2,952,506)	(9,044)	(210,029)
Class B	(8,151)	(165,881)	(3,420)	(75,122)
Class C	(12,040)	(257,661)	(1,535)	(33,516)
Class I	(14,937,337)	(303,203,097)	(6,478,541)	(150,567,917)
Class IS	(327,960)	(6,608,387)	(395,117)	(9,169,030)

		(313,187,532)		(160,055,614)

Net asset value of shares issued in acquisition
Class I	0	0	10,239,512	231,697,404
Class IS	0	0	49,579	1,111,381

		0		232,808,785

Net increase in net assets resulting from capital share transactions		272,174,130		394,086,445

Total increase in net assets		438,676,699		220,017,152
Net assets
Beginning of period		860,662,872		640,645,720

End of period		$ 1,299,339,571		$ 860,662,872

Overdistributed net investment income		$ (1,065)		$ (13,118)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Select Strategic Growth Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

18

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to capital loss carryforwards acquired in a merger that expired due to income tax regulation limitations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.62% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made

19

NOTES TO FINANCIAL STATEMENTS continued

after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2003, EIMC waived its fee in the amount of $90,889 and reimbursed expenses relating to Class A shares in the amount of $228. Total amounts subject to recoupment as of September 30, 2003, were $82,114.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $1,633,617 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Secular Growth Fund in a tax-free exchange for Class I and Class IS shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $10,580,283. The aggregate net assets of the Fund and Evergreen Secular Growth Fund immediately prior to the acquisition were $705,837,827 and $232,808,785, respectively. The aggregate net assets of the Fund immediately after the acquisition were $938,646,612.

20

NOTES TO FINANCIAL STATEMENTS continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $2,352,369,985 and $2,038,514,432, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $29,232,286 and $29,872,199, respectively. During the year ended September 30, 2003, the Fund earned $53,861 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,252,825,511. The gross unrealized appreciation and depreciation on securities based on tax cost was $86,197,522 and $22,304,131, respectively, with a net unrealized appreciation of $63,893,391.

As of September 30,2003, the Fund had $506,275,364 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$73,433,503	$212,030,353	$76,378,670	$144,432,838

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended September 30, 2003 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$1,065	$63,893,391	$506,275,364

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid for the years ended September 30, 2003 and September 30, 2002 were $2,079,569 and $2,252,292, respectively, of ordinary income.

21

NOTES TO FINANCIAL STATEMENTS continued

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

22

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Select Strategic Growth Fund, a series of Evergreen Select Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Select Strategic Growth Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended September 30, 2003 qualified for the dividends received deduction.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended September 30, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003.

24

This page left intentionally blank

25

This page left intentionally blank

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563835 rv1    11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Special Equity Fund

Evergreen Special Equity Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
24	INDEPENDENT AUDITORS' REPORT
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Special Equity Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Timothy M. Stevenson, CFA, CMT
Special Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/15/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

Average annual return *

1 year with sales charge	35.24%	37.43%	39.97%	N/A	N/A

1 year w/o sales charge	43.46%	42.43%	42.30%	43.93%	43.48%

5 year	11.51%	11.92%	11.92%	13.14%	12.89%

Since portfolio inception	10.44%	10.79%	10.66%	11.38%	11.16%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Special Equity Fund Class A shares,1 versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 43.46% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell 2000 Growth Index returned 41.72%.

The investment environment was characterized by the asymmetric payoff to corporate earnings surprises and guidance. In other words, the price impact of a disappointment far outweighed the price impact of a positive surprise. Significant economic and/or geopolitical events occurred during the twelve-month period as well. These events include the Federal Reserve's decision to lower the Federal Funds Rate and varying investor uncertainty leading up to, during, and following the war with Iraq.

Many of our better-performing selections were in technology. Silicon Laboratories, for example, with strong earnings momentum, showed up among the top-performers in two of the four fiscal quarters. A global leader in the innovation of analog-intensive, mixed-signal integrated circuits, Silicon Laboratories benefited as it added new products and attracted new customers. OmniVision Technology was another strong gainer. The world's largest independent supplier of advanced, single-chip devices for digital photography, OmniVision enjoyed brisk demand as both digital cameras and cell phones with cameras grew in popularity. Similarly, the Fund's investment in SanDisk Corporation, the world's largest supplier of flash data storage products used in digital cameras and other devices, also appreciated substantially. Other technology holdings that rose significantly during the year included Foundry Networks, Inc., Websense and eResearch Technology.

Bradley Pharmacueticals, which markets brand-name prescription drugs and over-the-counter products, was a strong gainer in the last quarter of the fiscal year. However, several other health-care stocks detracted from fund returns during the 12-month period. They included Cholestech Corporation, Transkaryotic Therapies, VitalWorks and SangStat Medical, all of which fell sharply during the final quarter of 2002. Other disappointing investments during the year included Boston Communications, McData Corporation, Neoware Systems and FTI Consulting.

We remained true to our rigorous and consistent investment discipline, a combination of both a highly quantitative bottom-up approach to security selection and traditional security analysis. We analyzed many investment opportunities during the twelve-month period, and our disciplined, style-consistent investment strategy added value.

Historical performance shown for Classes A, B and C prior to their inception is based on (1) Class IS from 7/27/1998 to their inception, (2) the performance of the Class A shares of the fund's predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and (3) the original class of shares of the fund's predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C and 0.25% for Class IS. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. Historical performance shown for Class I prior to 7/27/1998 is based on the performance of the Class Y shares of the fund's predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class IS prior to 7/27/1998 is based on the performance of the Class A shares of the fund's predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and the original class of shares of the fund's predecessor fund from 3/15/1994 to 2/20/1995, and reflects the same 0.25% 12b-1 fee applicable to Class IS.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30,
CLASS A	2003[1]	2002	2001[2]	2001	2000[3]
Net asset value, beginning of period	$7.57	$9.83	$11.25	$15.67	$13.97
Income from investment operations
Net investment loss	-0.10	-0.06	-0.01	-0.05	-0.04
Net realized and unrealized gains or losses on securities and futures transactions	3.39	-2.20	-1.41	-2.79	3.93
Total from investment operations	3.29	-2.26	-1.42	-2.84	3.89
Distributions to shareholders from
Net realized gains	0	0	0	-1.58	-2.19
Net asset value, end of period	$10.86	$7.57	$9.83	$11.25	$15.67
Total return[4]	43.46%	-22.99%	-12.62%	-20.00%	31.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$56,644	$26,727	$30,425	$34,927	$35,390
Ratios to average net assets
Expenses[5]	1.57%	1.26%	1.24%[6]	1.24%	1.31%[6]
Net investment loss	-1.14%	-0.61%	-0.37%[6]	-0.47%	-0.61%[6]
Portfolio turnover rate	149%	164%	25%	178%	172%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30,
CLASS B	2003[1]	2002	2001[2]	2001	2000[3]
Net asset value, beginning of period	$7.40	$9.67	$11.09	$15.59	$13.97
Income from investment operations
Net investment loss	-0.16	-0.15	-0.03	-0.12	-0.08
Net realized and unrealized gains or losses on securities and futures transactions	3.30	-2.12	-1.39	-2.80	3.89
Total from investment operations	3.14	-2.27	-1.42	-2.92	3.81
Distributions to shareholders from
Net realized gains	0	0	0	-1.58	-2.19
Net asset value, end of period	$10.54	$7.40	$9.67	$11.09	$15.59
Total return[4]	42.43%	-23.47%	-12.80%	-20.67%	30.54%
Ratios and supplemental data
Net assets, end of period (thousands)	$34,722	$28,404	$40,477	$46,795	$40,898
Ratios to average net assets
Expenses[5]	2.28%	2.01%	1.99%[6]	1.99%	2.06%[6]
Net investment loss	-1.83%	-1.35%	-1.12%[6]	-1.21%	-1.36%[6]
Portfolio turnover rate	149%	164%	25%	178%	172%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from August 30,1999 (commencement of class operations), to June 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30,
CLASS C	2003[1]	2002	2001[2]	2001	2000[3]
Net asset value, beginning of period	$7.40	$9.67	$11.09	$15.59	$13.97
Income from investment operations
Net investment loss	-0.16	-0.16	-0.03	-0.14	-0.09
Net realized and unrealized gains or losses on securities and futures transactions	3.29	-2.11	-1.39	-2.78	3.90
Total from investment operations	3.13	-2.27	-1.42	-2.92	3.81
Distributions to shareholders from
Net realized gains	0	0	0	-1.58	-2.19
Net asset value, end of period	$10.53	$7.40	$9.67	$11.09	$15.59
Total return[4]	42.30%	-23.47%	-12.80%	-20.67%	30.53%
Ratios and supplemental data
Net assets, end of period (thousands)	$18,723	$13,982	$20,208	$23,510	$25,769
Ratios to average net assets
Expenses[5]	2.28%	2.01%	1.98%[6]	1.99%	2.06%[6]
Net investment loss	-1.83%	-1.36%	-1.12%[6]	-1.23%	-1.36%[6]
Portfolio turnover rate	149%	164%	25%	178%	172%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30,
CLASS I	2003[1]	2002	2001[2]	2001	2000	1999[3]
Net asset value, beginning of period	$7.74	$10.02	$11.46	$15.92	$14.20	$11.25
Income from investment operations
Net investment loss	-0.07	-0.04	-0.01	-0.03	-0.05	-0.02
Net realized and unrealized gains or losses on securities and futures transactions	3.47	-2.24	-1.43	-2.85	3.96	4.15
Total from investment operations	3.40	-2.28	-1.44	-2.88	3.91	4.13
Distributions to shareholders from
Net realized gains	0	0	0	-1.58	-2.19	-1.18
Net asset value, end of period	$11.14	$7.74	$10.02	$11.46	$15.92	$14.20
Total return	43.93%	-22.75%	-12.57%	-19.92%	30.89%	42.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$247,412	$214,871	$251,463	$264,723	$192,146	$116,966
Ratios to average net assets
Expenses[4]	1.28%	1.01%	0.99%[5]	0.99%	1.05%	1.06%
Net investment loss	-0.82%	-0.36%	-0.13%[5]	-0.22%	-0.35%	-0.36%
Portfolio turnover rate	149%	164%	25%	178%	172%	99%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   Effective at the close of business on July 24,1998, Evergreen Special Equity Fund acquired the net assets of CoreFund Special Equity Fund ("Core Fund"). CoreFund was the accounting and performance survivor in this transaction. CoreFund Class Y shareholders received Class I shares of Evergreen Special Equity Fund. The financial highlights for periods prior to July 27, 1998 are those of CoreFund Class Y.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,			Year Ended June 30,
CLASS IS	2003[1]	2002	2001[2]	2001	2000	1999[3]
Net asset value, beginning of period	$7.59	$9.84	$11.27	$15.70	$14.05	$11.18
Income from investment operations
Net investment loss	-0.09	-0.07	0	-0.05	-0.10	-0.06
Net realized and unrealized gains or losses on securities and futures transactions	3.39	-2.18	-1.43	-2.80	3.94	4.11
Total from investment operations	3.30	-2.25	-1.43	-2.85	3.84	4.05
Distributions to shareholders from
Net realized gains	0	0	0	-1.58	-2.19	-1.18
Net asset value, end of period	$10.89	$7.59	$9.84	$11.27	$15.70	$14.05
Total return	43.48%	-22.87%	-12.69%	-20.02%	30.70%	41.55%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,878	$3,107	$4,680	$5,349	$7,835	$4,043
Ratios to average net assets
Expenses[4]	1.53%	1.26%	1.23%[5]	1.24%	1.30%	1.31%
Net investment loss	-1.07%	-0.60%	-0.37%[5]	-0.48%	-0.61%	-0.61%
Portfolio turnover rate	149%	164%	25%	178%	172%	99%

[1]   Net investment loss is based on average shares outstanding during the period.

[2]   For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

[3]   Effective at the close of business on July 24, 1998, Evergreen Special Equity Fund acquired the net assets of CoreFund Special Equity Fund ("CoreFund"). CoreFund was the accounting and performance survivor in this transaction. CoreFund Class A and Class B shareholders received Class IS shares of Evergreen Special Equity Fund. The financial highlights for periods prior to July 27, 1998 are those of CoreFund Class A.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 14.8%
Hotels, Restaurants & Leisure 3.3%
Applebee's International, Inc. (p)	94,824	$ 2,985,059
CBRL Group, Inc. (p)	69,615	2,469,940
GTECH Holdings Corp. (p)	80,739	3,459,666
Station Casinos, Inc. (p)	102,736	3,143,722
12,058,387
Household Durables 0.6%
Jarden Corp. *(p)	52,850	1,995,087
Leisure Equipment & Products 0.8%
Marvel Enterprises, Inc. *(p)	131,036	2,915,551
Media 2.3%
Getty Images, Inc. *(p)	71,878	2,527,231
Harris Interactive, Inc. *(p)	426,606	3,003,306
RH Donnelley Corp. *	34,482	1,393,418
TiVo, Inc. *(p)	190,106	1,408,685
8,332,640
Specialty Retail 5.0%
Aeropostale, Inc. *	56,999	1,541,823
Bombay Co., Inc. *(p)	214,808	2,115,859
Hot Topic, Inc. *(p)	100,856	2,273,283
Jos. A. Bank Clothiers, Inc. *(p)	48,598	2,136,854
Movie Gallery, Inc. *	86,452	1,698,782
Pacific Sunwear of California, Inc. *	134,814	2,785,247
Sharper Image Corp. *(p)	75,041	1,730,445
TBC Corp. *	54,590	1,367,480
Tractor Supply Co. *(p)	44,508	1,460,307
West Marine, Inc. *(p)	47,316	901,370
18,011,450
Textiles, Apparel & Luxury Goods 2.8%
Kellwood Co.	30,759	1,028,888
Quiksilver, Inc. *(p)	183,443	2,925,916
Reebok International, Ltd.	79,720	2,665,040
Timberland Co., Class A *	17,932	764,979
Wolverine World Wide, Inc.	136,817	2,654,250
10,039,073
CONSUMER STAPLES 0.8%
Food & Staples Retailing 0.5%
7-Eleven, Inc. r*	78,660	1,080,002
Central European Distribution Corp. *	32,251	882,065
1,962,067
Food Products 0.3%
Hain Celestial Group, Inc. *(p)	55,851	1,012,578
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
ENERGY 3.4%
Energy Equipment & Services 0.4%
Matrix Service Co. *	74,298	$ 1,319,532
Oil & Gas 3.0%
Denbury Resources, Inc. *(p)	152,039	1,879,202
Houston Exploration Co. *	40,164	1,409,757
KCS Energy, Inc. *	331,639	2,255,145
Magellan Midstream Partners, LP (p)	16,498	755,773
Patina Oil & Gas Corp.	59,616	2,160,484
St. Mary Land & Exploration Co. (p)	101,566	2,571,651
11,032,012
FINANCIALS 10.1%
Capital Markets 0.8%
Soundview Technology Group, Inc. *	127,587	1,255,456
SWS Group, Inc. (p)	74,920	1,476,673
2,732,129
Commercial Banks 3.6%
Alabama National BanCorp. (p)	40,819	1,938,903
East West Bancorp, Inc.	68,407	2,924,399
PrivateBancorp, Inc. (p)	74,165	2,455,603
Southern Financial Bancorp, Inc.	24,839	978,160
Sun Bancorp, Inc. *	36,926	812,372
UCBH Holdings, Inc. (p)	129,744	3,922,161
13,031,598
Consumer Finance 1.7%
Cash America International, Inc.	217,334	3,564,278
World Acceptance Corp. *	200,684	2,719,268
6,283,546
Insurance 0.9%
Proassurance Corp. *	120,566	3,114,220
Real Estate 1.3%
Corrections Corporation of America *(p)	138,439	3,415,290
Impac Mortgage Holdings, Inc. (p)	79,220	1,282,572
4,697,862
Thrifts & Mortgage Finance 1.8%
Firstfed Financial Corp. *	57,404	2,267,458
Hawthorne Financial Corp. *(p)	57,205	2,297,353
ITLA Capital Corp. *(p)	42,784	1,823,026
6,387,837
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 17.2%
Biotechnology 5.0%
Amylin Pharmaceuticals, Inc. *(p)	26,924	$ 760,334
Avi Biopharma, Inc. *(p)	237,288	1,226,779
Cell Therapeutics, Inc. *(p)	284,555	3,235,390
Connetics Corp. *(p)	110,339	1,992,722
Corixa Corp. *(p)	86,976	692,329
Genencor International, Inc. *(p)	174,531	2,738,391
IDEXX Laboratories, Inc. *(p)	72,073	3,062,382
Invitrogen Corp. *(p)	27,097	1,571,355
Orasure Technologies, Inc. *(p)	174,419	1,656,981
United Therapeutics Corp. *(p)	31,461	710,704
Zymogenetics, Inc. *(p)	29,237	428,322
18,075,689
Health Care Equipment & Supplies 6.3%
Cooper Companies, Inc.	87,809	3,578,217
Epix Medical, Inc. *(p)	131,362	2,235,781
IGEN International *	27,867	1,610,713
Immucor Corp. *(p)	25,032	674,612
Inamed Corp. *	44,249	3,250,089
Kensey Nash Corp. *(p)	108,184	2,540,160
Matthews International Corp., Class A (p)	27,084	715,289
Merit Medical Systems, Inc. *(p)	100,063	2,211,392
Varian Medical Systems, Inc. *	52,546	3,020,344
VISX, Inc. *	150,755	2,871,883
22,708,480
Health Care Providers & Services 1.5%
eResearch Technology, Inc. *(p)	46,200	1,609,146
VCA Antech, Inc. *	164,465	3,873,151
5,482,297
Pharmaceuticals 4.4%
American Pharmaceutical Partners, Inc. *(p)	95,197	2,984,426
Bradley Pharmaceuticals, Inc., Class A *(p)	123,048	3,353,058
Collagenex Pharmaceuticals, Inc. *(p)	258,624	2,775,036
Hollis Eden Pharmaceuticals *(p)	82,441	2,008,263
Indevus Pharmaceuticals, Inc. *(p)	246,237	1,317,368
MGI Pharma, Inc. *(p)	80,802	3,172,286
15,610,437
INDUSTRIALS 13.0%
Aerospace & Defense 1.4%
Engineered Support Systems, Inc. *(p)	12,179	736,829
Invision Technologies, Inc. *(p)	72,956	1,775,749
KVH Industries, Inc. *(p)	51,874	1,307,744
Moog, Inc., Class A *	27,456	1,076,275
4,896,597
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 1.4%
Airtran Holdings, Inc. *(p)	209,197	$ 3,504,050
Mesa Air Group, Inc. *(p)	134,729	1,495,492
4,999,542
Building Products 1.2%
Trex Co., Inc. *(p)	43,816	1,360,487
USG Corp. *(p)	178,770	3,081,995
4,442,482
Commercial Services & Supplies 3.7%
Charles River Associates, Inc. *(p)	37,907	1,081,487
Corporate Executive Board Co. *	65,085	3,055,741
Exult, Inc. *(p)	379,308	3,049,636
Stericycle, Inc. *	61,814	2,915,766
Tetra Tech, Inc. *(p)	168,001	3,344,900
13,447,530
Construction & Engineering 0.4%
Dycom Industries, Inc. *	73,984	1,508,534
Electrical Equipment 0.8%
II-VI, Inc. *	139,555	2,789,704
Machinery 3.0%
Briggs & Stratton Corp. (p)	56,395	3,313,770
Cascade Corp.	76,501	1,686,847
Ceradyne, Inc. *(p)	117,522	3,040,294
Dionex Corp. *(p)	71,010	2,794,954
10,835,865
Road & Rail 1.1%
Genesee & Wyoming, Inc., Class A *(p)	41,458	982,969
Marten Transport, Ltd. *	331	8,639
Old Dominion Freight Lines, Inc. *	98,550	2,866,820
3,858,428
INFORMATION TECHNOLOGY 31.3%
Communications Equipment 3.5%
Avocent Corp. *	96,457	2,921,683
Comtech Telecommunications *(p)	109,874	2,627,087
Foundry Networks, Inc. *	137,801	2,964,100
Safenet, Inc. *(p)	75,747	2,736,739
Tekelec, Inc. *	82,666	1,290,416
12,540,025
Computers & Peripherals 6.2%
Advanced Digital Information Corp. *	273,652	3,836,601
Avid Technology, Inc. *(p)	68,391	3,613,781
Cray, Inc. *(p)	176,738	1,940,583
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Electronics for Imaging, Inc. *(p)	172,670	$ 4,026,664
Imation Corp.	34,508	1,126,686
Rainbow Technologies, Inc. *	215,174	1,966,690
SanDisk Corp. *(p)	42,247	2,692,824
Western Digital Corp. *	232,765	3,000,341
22,204,170
Electronic Equipment & Instruments 4.5%
Aeroflex, Inc. *	114,583	1,014,059
Agile Software Corp. *(p)	163,172	1,553,397
Benchmark Electronics, Inc. *(p)	31,629	1,336,958
FLIR Systems, Inc. *(p)	89,401	2,290,454
Global Imaging Systems, Inc. *(p)	58,496	1,439,002
Lexar Media, Inc. *(p)	164,797	2,808,141
OSI Systems, Inc. *(p)	39,691	686,654
Rofin Sinar Technologies, Inc. *(p)	116,561	2,446,615
Trimble Navigation, Ltd. *(p)	106,744	2,471,124
16,046,404
Internet Software & Services 4.8%
Ask Jeeves, Inc. *(p)	174,180	3,030,732
Digital River, Inc. (p)	151,689	4,148,694
EarthLink, Inc. *(p)	175,244	1,442,258
Infospace, Inc. (p)	136,423	2,784,394
J2 Global Communications, Inc. *(p)	40,890	1,546,869
Opsware, Inc. (p)	421,691	3,078,344
United Online, Inc. *(p)	40,006	1,389,008
17,420,299
IT Services 1.3%
CACI International, Inc., Class A *(p)	16,995	728,235
Cognizant Technology Solutions Corp., Class A *	19,140	698,036
eSPEED, Inc., Class A *	138,008	3,120,361
4,546,632
Semiconductors & Semiconductor Equipment 6.7%
Conexant Systems, Inc. (p)	335,350	1,898,081
GlobespanVirata, Inc. *	456,553	3,296,313
Kulicke & Soffa Industries, Inc. *	137,235	1,487,627
MEMC Electronic Materials, Inc. *(p)	256,016	2,793,135
Microsemi Corp. *	178,819	2,725,202
OmniVision Technologies, Inc. *(p)	72,225	3,050,784
PDF Solutions, Inc. *(p)	64,389	724,376
Power Integrations, Inc. *(p)	105,908	3,520,382
Silicon Laboratories, Inc. *(p)	60,780	2,732,061
White Electronic Designs Corp. *(p)	192,435	2,068,676
24,296,637
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.3%
ANSYS, Inc. *(p)	60,660	$ 2,155,856
FactSet Research Systems, Inc. (p)	34,817	1,544,134
Hyperion Solutions Corp. *(p)	100,897	2,912,896
Progress Software Corp. *	69,242	1,488,703
Secure Computing Corp. *(p)	317,504	3,708,447
SupportSoft, Inc. *	343,203	3,840,442
15,650,478
MATERIALS 2.5%
Chemicals 1.7%
Airgas, Inc. (p)	87,920	1,564,976
MacDermid, Inc. (p)	50,196	1,327,684
Methanex Corp.	118,816	1,112,118
Scotts Co., Class A *(p)	41,079	2,247,021
6,251,799
Metals & Mining 0.8%
Peabody Energy Corp. (p)	93,365	2,928,860
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 1.3%
AOL Time Warner, Inc., Class A *	268,510	2,486,402
Cincinnati Bell, Inc. *	455,540	2,318,699
4,805,101
Wireless Telecommunications Services 2.0%
Boston Communications Group *(p)	238,432	2,377,406
Nextel Partners, Inc., Class A *(p)	194,289	1,525,169
Western Wireless Corp., Class A *(p)	172,894	3,222,744
7,125,319
Total Common Stocks		347,396,878
SHORT-TERM INVESTMENTS 33.9%
MUTUAL FUND SHARES 33.9%
Evergreen Institutional Money Market Fund (o)	12,244,089	12,244,089
Navigator Prime Portfolio (pp)	109,850,922	109,850,922
Total Short-Term Investments		122,095,011
Total Investments (cost $401,675,120) 130.3%		469,491,889
Other Assets and Liabilities (30.3%)		(109,112,646)
Net Assets 100.0%		$ 360,379,243

(p)	All or a portion of this security is on loan
(pp)	Represents investment of cash collateral received from securities on loan.
*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 401,675,120
Net unrealized gains on securities	67,816,769

Market value of securities	469,491,889
Cash	347,867
Receivable for securities sold	3,869,303
Receivable for Fund shares sold	910,288
Dividends receivable	76,680
Receivable for securities lending income	26,646
Prepaid expenses and other assets	54,603

Total assets	474,777,276

Liabilities
Payable for securities purchased	3,801,239
Payable for Fund shares redeemed	688,617
Payable for securities on loan	109,850,922
Advisory fee payable	9,187
Distribution Plan expenses payable	1,968
Due to other related parties	999
Accrued expenses and other liabilities	45,101

Total liabilities	114,398,033

Net assets	$ 360,379,243

Net assets represented by
Paid-in capital	$ 434,897,240
Undistributed net investment loss	(5,665)
Accumulated net realized losses on securities and futures contracts	(142,329,101)
Net unrealized gains on securities	67,816,769

Total net assets	$ 360,379,243

Net assets consists of
Class A	$ 56,644,402
Class B	34,722,489
Class C	18,722,790
Class I	247,411,518
Class IS	2,878,044

Total net assets	$ 360,379,243

Shares outstanding
Class A	5,216,402
Class B	3,295,525
Class C	1,777,649
Class I	22,216,528
Class IS	264,334

Net asset value per share
Class A	$ 10.86
Class A -- Offering price (based on sales charge of 5.75%)	$ 11.52
Class B	$ 10.54
Class C	$ 10.53
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.64
Class I	$ 11.14
Class IS	$ 10.89

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $13,844)	$ 887,444
Securities lending income	409,926
Income from affiliate	74,468

Total investment income	1,371,838

Expenses
Advisory fee	2,782,254
Distribution Plan expenses
Class A	95,472
Class B	297,543
Class C	152,528
Class IS	6,238
Administrative services fee	302,419
Transfer agent fees	695,208
Trustees' fees and expenses	4,815
Printing and postage expenses	47,825
Custodian fees	76,101
Registration and filing fees	82,554
Professional fees	22,907
Interest expense	931
Other	3,328

Total expenses	4,570,123
Less: Expense reductions	(3,186)
Fee waivers	(139,052)

Net expenses	4,427,885

Net investment loss	(3,056,047)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	9,540,757
Net change in unrealized gains or losses on securities	101,808,056

Net realized and unrealized gains or losses on securities	111,348,813

Net increase in net assets resulting from operations	$ 108,292,766

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (3,056,047)		$ (1,986,549)
Net realized gains or losses on securities		9,540,757		(59,695,071)
Net change in unrealized gains or losses on securities		101,808,056		(23,806,958)

Net increase (decrease) in net assets resulting from operations		108,292,766		(85,488,578)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,394,782	31,974,324	1,843,641	18,325,822
Class B	297,130	2,667,330	731,135	7,315,825
Class C	422,694	3,774,418	540,108	5,526,754
Class I	6,385,711	60,032,754	10,000,857	101,408,783
Class IS	87,282	771,663	147,036	1,536,225

		99,220,489		134,113,409

Automatic conversion of Class B shares to Class A shares
Class A	81,687	709,421	96,230	1,003,615
Class B	(83,902)	(709,421)	(98,143)	(1,003,615)

		0		0

Payment for shares redeemed
Class A	(1,789,110)	(15,179,550)	(1,507,204)	(14,676,381)
Class B	(757,181)	(6,150,227)	(979,147)	(9,129,150)
Class C	(535,638)	(4,519,220)	(739,544)	(6,928,044)
Class I	(11,925,044)	(106,474,067)	(7,343,079)	(75,863,474)
Class IS	(232,557)	(1,902,497)	(212,971)	(2,189,728)

		(134,225,561)		(108,786,777)

Net increase (decrease) in net assets resulting from capital share transactions		(35,005,072)		25,326,632

Total increase (decrease) in net assets		73,287,694		(60,161,946)
Net assets
Beginning of period		287,091,549		347,253,495

End of period		$ 360,379,243		$ 287,091,549

Undistributed net investment loss		$ (5,665)		$ (3,633)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Special Equity Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the

20

NOTES TO FINANCIAL STATEMENTS continued

case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.92% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2003, EIMC waived its fee in the amount of $139,052 which represents 0.05% of the Fund's average daily net assets. Total amounts subject to recoupment as of September 30, 2003 were $30,566.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $74,624 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $444,649,081 and $488,323,361, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $105,895,717 and $109,850,922, respectively.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $402,104,287. The gross unrealized appreciation and depreciation on securities based on tax cost was $72,916,364 and $5,528,762, respectively, with a net unrealized appreciation of $67,387,602.

As of September 30, 2003, the Fund had $141,899,934 in capital loss carryovers for federal income tax purposes with $91,355,348 expiring in 2009, $7,509,457 expiring in 2010 and $43,035,129 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Loss	Appreciation	Carryover

$5,665	$67,387,602	$141,899,934

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had average borrowings outstanding of $49,324 at a rate of 1.89% and paid interest of $931.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

23

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Special Equity Fund, a series of Evergreen Select Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Special Equity Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

24

This page left intentionally blank

25

This page left intentionally blank

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563836 rv1  11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer
Date: November 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 30, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: November 30, 2003